Shareholder Services
                                                                  P.O. Box 46707
VERACITY FUNDS                                              Cincinnati, OH 45246
                                                           Phone: 1-866-896-9292



June 29, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re: Veracity Funds
         File No. 333-111717


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Veracity Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

     If you need any further assistance please contact me (513) 587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary